UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                       Common Stocks                                                  Shares      Value
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%
Paper & Forest                                 Ainsworth Lumber Co. Ltd. (a)                                  41,892   $     78,726
Products - 0.1%                                Ainsworth Lumber Co. Ltd. (a)(b)                               47,014         88,439
                                               Western Forest Products, Inc. (a)                              80,642         49,253
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Canada                                                216,418
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.1%
Wireless Telecommunication                     American Tower Corp. Class A (a)                                3,170        114,025
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in the United States                                     114,025
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks - 0.2%                                                   330,443
-----------------------------------------------------------------------------------------------------------------------------------
                                               Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                               Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.9%
Diversified Financial                          JPMorgan Chase & Co., 7.90% (c)(d)                              1,900      1,599,572
Services - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Capital Trusts - 0.9%                                                1,599,572
-----------------------------------------------------------------------------------------------------------------------------------
                                               Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%
Diversified                                    PTV, Inc. Series A, 10%                                        29,543         15,362
Telecommunication
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Stocks - 0.0%                                                 15,362
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Securities - 0.9%                                          1,614,934
-----------------------------------------------------------------------------------------------------------------------------------
                                               Warrants (e)
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%
Health Care Providers & Services - 0.0%        HealthSouth Corp. (expires 1/16/14)                            14,085          3,521
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Warrants in the United States                                            3,521
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0.0%
Foreign Government Obligations - 0.0%          Venezuela Oil Obligations (expires 4/15/20)                     3,000        105,509
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Warrants in Venezuela                                                  105,509
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Warrants - 0.0%                                                        109,030
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Par
                                               Asset-Backed Securities                                         (000)
-----------------------------------------------------------------------------------------------------------------------------------
United States - 6.1%                           Bank One Issuance Trust Series 2003-A10 Class A10,
                                               2.598%, 6/15/11 (d)                                       USD   2,150      2,148,409
                                               Chase Issuance Trust Series 2005-A3 Class A,
                                               4.58%, 10/17/11 (d)                                             2,550      2,541,267
                                               Chase Manhattan Auto Owner Trust Series 2005-B
                                               Class A4, 4.88%, 6/15/12                                        1,055      1,056,275
                                               Ford Credit Auto Owner Trust Series 2006-C Class A3,
                                               5.16%, 11/15/10                                                 1,675      1,664,094
                                               Home Equity Asset Trust Series 2007-2 Class 2A1,
                                               3.369%, 7/25/37 (d)                                               400        363,819

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                               Asset-Backed Securities                                         (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               MBNA Credit Card Master Note Trust Series 2006-A1
                                               Class A1, 4.90%, 7/15/11                                  USD     685   $    685,993
                                               Residential Asset Mortgage Products, Inc. Series
                                               2006-RZ2 Class A1, 3.329%, 5/25/36 (d)                             97         95,755
                                               SLM Student Loan Trust Series 2005-1 Class A2,
                                               3.615%, 4/27/20 (d)                                             1,187      1,141,147
                                               SLM Student Loan Trust Series 2008-5 Class A2,
                                               4.635%, 10/25/16 (d)                                              600        592,207
                                               SLM Student Loan Trust Series 2008-5 Class A3,
                                               4.835%, 1/25/18 (d)                                               600        598,891
                                               SLM Student Loan Trust Series 2008-5 Class A4,
                                               5.235%, 7/25/23 (d)                                               600        594,970
                                               Wells Fargo Home Equity Trust Series 2006-2 Class A1,
                                               3.329%, 7/25/36 (d)(f)                                             20         20,395
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Asset-Backed Securities - 6.1%                                      11,503,222
-----------------------------------------------------------------------------------------------------------------------------------
                                               Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.6%
Metals & Mining - 0.4%                         Novelis, Inc., 7.25%, 2/15/15                                     850        739,500
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                                 Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)                       345        259,892
Products - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds in Canada                                              999,392
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.3%
Independent Power                              AES China Generating Co. Ltd., 8.25%, 6/26/10                     500        457,951
Producers & Energy
Traders - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds in China                                               457,951
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%
Diversified Financial Services - 0.7%          Realkredit Danmark A/S Series 83D, 5%, 10/01/38 (d)       DKK   8,181      1,374,514
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds in Denmark                                           1,374,514
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.4%
Insurance - 0.4%                               AXA SA Series 21, 5.777% (c)                              EUR     800        775,772
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds in France                                              775,772
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.6%
Diversified Financial Services - 0.6%          GE Capital European Funding, 4.375%, 3/30/11                      280        357,794
                                               Talisman Finance Plc Series 7 Class A, 5.157%,
                                               4/22/17 (d)                                                       597        804,385
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds in Ireland                                           1,162,179
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.4%
Diversified Financial Services - 0.4%          ING Groep NV, 4.176% (c)                                          875        792,961
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds in the Netherlands                                     792,961
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%
Commercial                                     Eksportfinans A/S Series MTN, 4.375%, 9/20/10                   1,075      1,503,617
Banks - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds in Norway                                            1,503,617
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                               Corporate Bonds                                                 (000)     Value
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.4%
Oil, Gas & Consumable                          Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/01/13   USD     800   $    780,000
Fuels - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds in Russia                                              780,000
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 1.4%
Commercial                                     HBOS Capital Funding LP, 9.54% (c)(d)                     GBP      60         87,125
Banks - 0.4%                                   Royal Bank of Scotland Group Plc, 7.092% (c)(d)           EUR     800        725,747
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            812,872
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                   NTL Cable Plc, 9.125%, 8/15/16                            USD     250        209,375
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                             Northern Rock Plc, 5.625%, 6/22/17 (b)                          1,600      1,629,390
Finance - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds in the United Kingdom                                2,651,637
-----------------------------------------------------------------------------------------------------------------------------------
United States - 6.4%
Capital Markets - 0.2%                         UBS AG Series DPNT, 5.875%, 12/20/17                              500        443,962
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                                     DEPFA ACS Bank Series DTC, 3.625%, 10/29/08                     1,100      1,101,397
Banks - 1.3%                                   Wells Fargo & Co., 4.375%, 1/31/13                              1,500      1,378,833
                                                                                                                       ------------
                                                                                                                          2,480,230
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                                 Dycom Industries, Inc., 8.125%, 10/15/15                          500        440,000
Engineering - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                                       SLM Corp., 4.30%, 12/15/09                                CAD     250        199,671
Finance - 0.1%                                 SLM Corp., 5.40%, 10/25/11                                USD      90         63,000
                                                                                                                       ------------
                                                                                                                            262,671
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.2%                            American Tire Distributors, Inc., 10.133%, 4/01/12 (d)            400        336,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.4%          Bank of America Corp., 5.65%, 5/01/18                           2,600      2,189,959
                                               General Electric Capital Corp., 6.15%, 8/07/37 (f)                440        336,882
                                                                                                                       ------------
                                                                                                                          2,526,841
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  Qwest Communications International, Inc., 7.50%,
Services - 0.4%                                2/15/14                                                           300        259,500
                                               Qwest Corp., 7.50%, 10/01/14                                      500        432,500
                                                                                                                       ------------
                                                                                                                            692,000
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%                      Edison Mission Energy, 7.75%, 6/15/16                             250        235,000
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%           Station Casinos, Inc., 7.75%, 8/15/16                             500        271,250
-----------------------------------------------------------------------------------------------------------------------------------
Household                                      American Greetings Corp., 7.375%, 6/01/16                         375        341,250
Durables - 0.2%                                Stanley-Martin Communities LLC, 9.75%, 8/15/15                    250         88,125
                                                                                                                       ------------
                                                                                                                            429,375
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.4%                             Sunguard Data Systems, Inc., 10.625%, 5/15/15 (b)                 800        752,000
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power                              Texas Competitive Electric Holdings Co. LLC Series B,
Producers & Energy                             10.25%, 11/01/15 (b)                                              300        270,750
Traders - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                                   CSC Holdings, Inc. Series B, 8.125%, 7/15/09                       35         34,650
                                               Nielsen Finance LLC, 10%, 8/01/14                                 500        475,000
                                               R.H. Donnelley Corp., 11.75%, 5/15/15 (b)                         212        129,320
                                               TL Acquisitions, Inc., 10.50%, 1/15/15 (b)                        300        237,000
                                                                                                                       ------------
                                                                                                                            875,970
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                         AK Steel Corp., 7.75%, 6/15/12                                    350        336,000

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                               Corporate Bonds                                                 (000)     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/01/15      USD     130   $    127,725
                                                                                                                       ------------
                                                                                                                            463,725
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                          Peabody Energy Corp., 7.375%, 11/01/16                            310        297,600
Fuels - 0.5%                                   Sabine Pass LNG LP, 7.50%, 11/30/16                               850        663,000
                                                                                                                       ------------
                                                                                                                            960,600
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                 Domtar Corp., 7.125%, 8/15/15                                     250        230,000
                                               NewPage Corp., 10%, 5/01/12                                       300        268,500
                                                                                                                       ------------
                                                                                                                            498,500
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.1%     Cricket Communications, Inc., 10%, 7/15/15 (b)                     95         90,725
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds in the United States                                12,029,599
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds - 12.0%                                             22,527,622
-----------------------------------------------------------------------------------------------------------------------------------
                                               Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                               Argentina Bonos, 2.244%, 9/30/08 (d)                      ARS      30         15,442
                                               Argentina Government International Bond, 8.28%,
                                               12/31/33                                                  USD      30         17,302
                                               Australian Government Bond Series 217, 6%, 2/15/17        AUD     815        672,194
                                               Austria Government Bond, 5.25%, 1/04/11                   EUR   3,380      4,904,766
                                               Brazilian Government International Bond, 10.50%,
                                               7/14/14                                                   USD   1,700      2,142,000
                                               Brazilian Government International Bond, 6%, 1/17/17              385        371,525
                                               Brazilian Government International Bond, 8%, 1/15/18              540        579,150
                                               Brazilian Government International Bond, 8.25%, 1/20/34         1,350      1,528,875
                                               Bundesobligation Series 145, 3.50%, 10/09/09              EUR     496        698,435
                                               Bundesobligation Series 152, 3.50%, 4/12/13                     2,260      3,142,804
                                               Bundesrepublik Deutschland, 4%, 7/04/16                           240        338,489
                                               Bundesrepublik Deutschland, 6.50%, 7/04/27                        330        571,494
                                               Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39            2,620      3,477,448
                                               Bundesschatzanweisungen Series 1, 4%, 12/11/09                  1,555      2,199,281
                                               Czech Republic Government Bond Series 51, 4%, 4/11/17     CZK  22,110      1,237,977
                                               Denmark Government Bond, 4%, 11/15/10                     DKK   5,800      1,096,820
                                               Denmark Government Bond, 7.774%, 11/15/11                      11,000      2,191,476
                                               Denmark Government Bond, 4%, 11/15/17                           5,775      1,060,429
                                               Deutsche Bundesrepublik, 3.75%, 1/04/15                   EUR   2,575      3,596,981
                                               Deutsche Bundesrepublik, 4.75%, 7/04/34                         5,935      8,469,321
                                               Deutsche Bundesrepublik Series 03, 4.50%, 1/04/13               4,225      6,109,069
                                               Dominican Republic International Bond, 9.04%, 1/23/18     USD     219        209,852
                                               France Government Bond OAT, 3.75%, 4/25/17                EUR   3,015      4,092,595
                                               France Government Bond OAT, 4%, 4/25/18                         1,935      2,649,119
                                               France Government Bond OAT, 4%, 10/25/38                        1,520      1,887,926
                                               French Treasury Note, 3.75%, 1/12/13                              575        800,247
                                               Indonesia Government International Bond, 7.50%,
                                               1/15/16 (b)                                               USD     350        343,000
                                               Italy Buoni Poliennali Del Tesoro, 4.25%, 8/01/13         EUR     395        551,486
                                               Italy Buoni Poliennali Del Tesoro, 4%, 2/01/37                  1,075      1,242,183
                                               Japan Government Fifteen Year Bond Series 39, 0.92%,
                                               3/20/21 (d)                                               JPY 373,000      3,386,127
                                               Japan Government Twenty Year Bond Series 99, 2.10%,
                                               12/20/27                                                      202,500      1,903,601

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                               Foreign Government Obligations                                  (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               Japanese Government CPI Linked Bond, 1.20%, 12/10/17      JPY 412,022   $  3,678,387
                                               Japanese Government CPI Linked Bond Series 13, 1.30%,
                                               9/10/17                                                       397,800      3,588,821
                                               Japanese Government CPI Linked Bond Series 15, 1.40%,
                                               3/10/18                                                        65,636        596,470
                                               Mexican Bonos, 9.50%, 12/18/14                            MXN   8,666        834,187
                                               Mexican Bonos, 8%, 12/07/23                                    12,535      1,100,052
                                               Mexican Bonos Series M 10, 7.25%, 12/15/16                     12,705      1,082,013
                                               Mexican Bonos Series M 10, 7.75%, 12/14/17                     17,675      1,546,815
                                               Mexico Government International Bond, 8.30%, 8/15/31      USD     418        494,285
                                               Peru Government International Bond, 9.125%, 2/21/12             2,100      2,331,000
                                               Peru Government International Bond, 8.75%, 11/21/33               225        267,750
                                               Peru Government International Bond, 6.55%, 3/14/37                715        657,800
                                               Poland Government Bond Series 0413, 5.25%, 4/25/13        PLN     199         80,152
                                               Province of Ontario Canada, 4.70%, 6/02/37                CAD     825        734,318
                                               Queensland Treasury Corp. Series 13G, 6%, 8/14/13         AUD     290        230,833
                                               Republic of Turkey, 6.75%, 4/03/18                        USD     400        374,000
                                               Russia Government International Bond, 7.50%,
                                               3/31/30 (g)                                                     7,701      7,883,950
                                               South Africa Government Bond Series 196, 10%, 2/28/09     ZAR   3,667        440,386
                                               Spain Government Bond, 4.20%, 7/30/13                     EUR   1,000      1,402,939
                                               Spain Government Bond, 4.40%, 1/31/15                             100        140,846
                                               Sweden Government Bond, 4.50%, 8/12/15                    SEK  12,650      1,903,949
                                               Turkey Government International Bond, 0%, 11/26/08        TRY   2,872      2,204,167
                                               Turkey Government International Bond, 7%, 6/05/20         USD     600        563,250
                                               United Kingdom Gilt, 4%, 3/07/09                          GBP   2,720      4,844,770
                                               United Kingdom Gilt, 5%, 3/07/12                                3,586      6,552,445
                                               United Kingdom Gilt, 5.25%, 6/07/12                             1,210      2,230,351
                                               United Kingdom Gilt, 5%, 9/07/14                                1,969      3,639,016
                                               United Kingdom Gilt, 4%, 9/07/16                                  265        461,781
                                               United Kingdom Gilt, 4.50%, 3/07/19                               875      1,545,951
                                               United Kingdom Gilt, 5%, 3/07/25                                1,080      1,981,741
                                               United Kingdom Gilt, 4.50%, 12/07/42                            1,130      1,997,087
                                               Uruguay Government International Bond, 7.625%, 3/21/36    USD     750        712,500
                                               Venezuela Government International Bond, 7.65%, 4/21/25           225        136,687
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Foreign Government Obligations - 62.7%                             117,726,113
-----------------------------------------------------------------------------------------------------------------------------------
                                               U.S. Government Agency Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
United States - 11.2%                          Fannie Mae Guaranteed Pass-Through Certificates,
                                               5.50%, 10/15/23 (h)                                               900        907,031
                                               Fannie Mae Guaranteed Pass-Through Certificates,
                                               5.50%, 4/01/37 - 10/15/38 (h)                                   9,760      9,734,929
                                               Ginnie Mae MBS Certificates 6.00%, 10/15/38 (h)                10,200     10,349,818
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total U.S. Government Agency
                                               Mortgage-Backed Securities - 11.2%                                        20,991,778
-----------------------------------------------------------------------------------------------------------------------------------
                                               Non-U.S. Government Agency Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%
Commercial Mortgage-Backed Securities - 0.2%   JLOC 37, LLC Series 37A Class A1, 1.142%, 1/15/15 (d)     JPY  42,050        390,432
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Non-U.S. Government Agency Mortgage-Backed
                                               Securities in Japan                                                          390,432
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                               Non-U.S. Government Agency Mortgage-Backed Securities           (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
United States - 7.0%
Collateralized Mortgage Obligations - 2.0%     American Home Mortgage Assets Series 2006-6 Class A1A,
                                               3.449%, 12/25/46 (d)                                      USD     253   $    153,290
                                               Bear Stearns Adjustable Rate Mortgage Trust Series
                                               2004-6 Class 3A, 5.402%, 9/25/34 (d)                              285        247,242
                                               Bear Stearns Adjustable Rate Mortgage Trust Series
                                               2006-2 Class 2A1, 5.65%, 7/25/36 (d)                              556        395,157
                                               Countrywide Alternative Loan Trust Series 2006-24CB
                                               Class A23, 6%, 6/25/36                                            834        566,894
                                               Countrywide Home Loan Mortgage Pass-Through Trust
                                               Series 2003-56 Class 5A1, 4.774%, 12/25/33 (d)                    313        287,485
                                               Deutsche Alternative A Securities, Inc. Alternate Loan
                                               Trust Series 2006-0A1 Class A1, 3.459%, 2/25/47 (d)               343        203,782
                                               GSR Mortgage Loan Trust Series 2005-AR1 Class 4A1,
                                               5.138%, 1/25/35 (d)                                               353        297,107
                                               GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1,
                                               3.449%, 8/25/46 (d)                                               328        224,625
                                               JPMorgan Mortgage Trust Series 2004-A5 Class 3A1,
                                               5.305%, 12/25/34 (d)                                              362        320,596
                                               WaMu Mortgage Pass-Through Certificates Series
                                               2006-AR10 Class 3A2, 6.085%, 8/25/46 (d)                          252        206,856
                                               WaMu Mortgage Pass-Through Certificates Series
                                               2006-AR18 Class 3A2, 5.544%, 1/25/37 (d)                          636        477,000
                                               WaMu Mortgage Pass-Through Certificates Series
                                               2007-0A3 Class 4A1, 3.848%, 4/25/47 (d)                           344        206,167
                                               WaMu Mortgage Pass-Through Certificates Series
                                               2007-HY1 Class 3A2, 5.883%, 2/25/37 (d)                           240        202,034
                                                                                                                       ------------
                                                                                                                          3,788,235
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities - 5.0%   Bear Stearns Commercial Mortgage Securities Series
                                               2005-PWR8 Class A4, 4.674%, 6/11/41                             1,030        915,905
                                               Bear Stearns Commercial Mortgage Securities Series
                                               2007-PW17 Class A4, 5.694%, 6/11/50 (d)                           700        596,277
                                               Bear Stearns Commercial Mortgage Securities Series
                                               2007-T28 Class A4, 5.742%, 9/11/42 (d)                            500        442,737
                                               CW Capital Cobalt Ltd. Series 2006-C1 Class A4, 5.223%,
                                               8/15/48                                                           920        784,934
                                               Commercial Mortgage Pass-Through Certificates Series
                                               2007-C9 Class A2, 5.811%, 12/10/49 (d)                            305        287,265
                                               First Union National Bank Commercial Mortgage Series
                                               1999-C4 Class A2, 7.39%, 12/15/31                                 906        914,957
                                               JPMorgan Chase Commercial Mortgage Securities Corp.
                                               Series 2001-CIBC Class A3, 6.26%, 3/15/33                         785        784,422
                                               LB Commercial Conduit Mortgage Trust Series 2007-C3
                                               Class A4, 6.134%, 7/15/44 (d)                                     115        100,027
                                               LB-UBS Commercial Mortgage Trust Series 2006-C7
                                               Class A3, 5.347%, 11/15/38                                        870        755,622
                                               LB-UBS Commercial Mortgage Trust Series 2007-C1
                                               Class A4, 5.424%, 2/15/40                                       1,010        848,148

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                               Non-U.S. Government Agency Mortgage-Backed Securities           (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               LB-UBS Commercial Mortgage Trust Series 2007-C6
                                               Class A4, 5.858%, 7/15/40 (d)                             USD     390   $    333,981
                                               Morgan Stanley Capital I Series 2007-HQ11 Class A4,
                                               5.447%, 2/12/44 (d)                                               740        619,980
                                               Salomon Brothers Mortgage Securities VII, Inc. Series
                                               2001-C2 Class A3, 6.499%, 10/13/11                                814        815,858
                                               Wachovia Bank Commercial Mortgage Trust Series 2006-C25
                                               Class A4, 5.926%, 5/15/43 (d)                                     250        224,491
                                               Wachovia Bank Commercial Mortgage Trust Series 2006-C29
                                               Class A4, 5.308%, 11/15/48                                        195        167,055
                                               Wachovia Bank Commercial Mortgage Trust Series 2007-C33
                                               Class A2, 6.05%, 2/15/51 (d)                                      860        808,814
                                                                                                                       ------------
                                                                                                                          9,400,473
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Non-U.S. Government Agency
                                               Mortgage-Backed Securities in the United States                           13,188,708
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Non-U.S. Government Agency
                                               Mortgage-Backed Securities - 7.2%                                         13,579,140
-----------------------------------------------------------------------------------------------------------------------------------
                                               U.S. Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
United States - 1.6%                           Fannie Mae, 2.875%, 10/12/10 (f)                                1,720      1,712,133
                                               U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28           2,371      1,240,978
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total U.S. Government & Agency
                                               Obligations - 1.6%                                                         2,953,111
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Beneficial
                                                                                                           Interest
                                               Other Interests (i)                                           (000)
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%
Media - 0.0%                                   Adelphia Escrow (j)                                               575             58
                                               Adelphia Recovery Trust (a)(j)                                    721          2,885
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Other Interests - 0.0%                                                   2,943
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Long-Term Investments
                                               (Cost - $204,033,870) - 101.9%                                           191,338,336
-----------------------------------------------------------------------------------------------------------------------------------
                                               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
United States - 4.7%                           BlackRock Liquidity Series, LLC Cash Sweep Series,
                                               2.59% (k)(l)                                              USD   8,713      8,713,061
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities (Cost - $8,713,061) - 4.7%                     8,713,061
-----------------------------------------------------------------------------------------------------------------------------------
                                               Options Purchased                                           Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                                   Euro Interbank Offered Rate,
                                               expiring November 2008 at $3.50                               513,114         41,301
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Options Purchased (Cost - $17,395) - 0.0%                               41,301
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $212,764,326*)  - 106.6%                       200,092,698

                                               Liabilities in Excess of Other Assets - (6.6)%                           (12,330,159)
                                                                                                                       ------------
                                               Net Assets - 100.0%                                                     $187,762,539
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes were as follows:
      Aggregate cost                                              $ 212,872,465
                                                                  =============
      Gross unrealized appreciation                               $   1,803,531
      Gross unrealized depreciation                                 (14,583,298)
                                                                  -------------
      Net unrealized depreciation                                 $ (12,779,767)
                                                                  =============
(a)   Non-income producing security.

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)   Security is perpetual in nature and has no stated maturity date.
(d)   Variable rate security. Rate shown is as of report date.
(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(h) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j)   Security is fair valued.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                             Net
                                                           Activity
      Affiliate                                             (000)        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $ 7,927     $130,623
      --------------------------------------------------------------------------
(l)   Represents the current yield as of report date.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o     Foreign currency exchange contracts as of September 30, 2008 were as follows:
      --------------------------------------------------------------------------
                                                                    Unrealized
      Currency              Currency               Settlement      Appreciation
      Purchased               Sold                    Date        (Depreciation)
      --------------------------------------------------------------------------
      AUD      362,000      USD      301,944        10/01/08         $  (15,880)
      USD      628,146      BRL    1,040,000        10/02/08             81,825
      BRL      810,000      USD      496,476        10/02/08            (70,976)
      BRL      935,000      USD      520,601        10/02/08            (29,438)
      BRL      780,000      USD      434,178        10/02/08            (24,437)
      USD      771,429      BRL    1,485,000        10/02/08             (8,655)
      USD    1,864,867      EUR    1,180,000        10/08/08            201,914
      JPY  825,570,000      USD    7,721,640        10/10/08             51,923
      JPY  153,312,756      USD    1,442,504        10/14/08              2,136
      USD    2,042,607      JPY  217,553,230        10/14/08             (7,359)
      USD    2,939,974      JPY  316,327,581        10/14/08            (40,728)
      USD    1,442,504      EUR      920,000        10/14/08            145,210
      EUR    1,420,000      USD    2,042,607        10/14/08            (40,262)
      EUR    2,067,000      USD    2,939,974        10/14/08            (25,292)
      KRW  320,000,000      USD      305,344        10/16/08            (39,537)
      AUD    2,420,000      USD    1,952,947        10/22/08            (41,663)
      AUD    1,215,000      USD      969,631        10/22/08            (10,040)
      HUF  104,177,000      USD      703,191        10/22/08            (98,886)
      AUD      394,000      USD      380,383        10/23/08            (69,216)
      AUD    4,110,000      USD    3,316,112        10/23/08            (70,181)
      USD    1,597,730      CZK   23,362,800        10/23/08            255,021
      CZK   11,899,900      USD      674,605        10/23/08              9,307

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

      ---------------------------------------------------------------------------------
                                                                           Unrealized
      Currency                 Currency                  Settlement       Appreciation
      Purchased                  Sold                       Date         (Depreciation)
      ---------------------------------------------------------------------------------
      CAD      2,083,000        USD      2,069,548        10/23/08         $  (109,609)
      USD      5,159,414        DKK     24,340,000        10/23/08             554,670
      USD        661,195        AUD        794,500        10/23/08              33,728
      EUR      5,627,465        USD      8,807,321        10/23/08            (865,095)
      USD      2,099,997        EUR      1,424,500        10/23/08              89,554
      EUR        270,000        USD        426,102        10/23/08             (45,042)
      USD        159,267        EUR        101,000        10/23/08              16,722
      EUR      3,944,218        USD      3,987,630        10/23/08            (378,811)
      EUR      1,025,000        USD      1,618,463        10/23/08            (171,847)
      USD      2,548,288        EUR      1,625,000        10/23/08             254,872
      EUR        320,000        USD        493,562        10/23/08             (41,935)
      USD      6,907,345        EUR      4,841,000        10/23/08              75,084
      USD        279,531        EUR        187,000        10/23/08              15,612
      EUR        420,000        USD        613,242        10/23/08             (20,482)
      USD      2,469,145        EUR      1,750,000        10/23/08                (687)
      USD      9,806,110        EUR      6,800,000        10/23/08             209,047
      USD     10,982,836        GBP      5,542,800        10/23/08           1,110,159
      GBP        260,000        USD        512,205        10/23/08             (49,101)
      USD      6,272,528        GBP      3,321,000        10/23/08             357,258
      GBP      1,219,000        USD      2,160,339        10/23/08              10,909
      USD      7,069,682        GBP      3,990,000        10/23/08             (37,193)
      JPY  3,970,168,300        USD     37,567,604        10/23/08             (96,229)
      JPY    110,480,000        USD      1,027,726        10/23/08              15,010
      JPY     62,360,000        USD        580,718        10/23/08               7,850
      USD        890,845        JPY     97,675,000        10/23/08             (31,034)
      USD     16,915,071        JPY  1,812,230,000        10/23/08            (189,178)
      USD      2,061,814        MXN     21,272,000        10/23/08             122,671
      MXN      8,314,000        USD        809,385        10/23/08             (51,485)
      USD        922,111        MXN      9,400,000        10/23/08              65,213
      USD        815,481        MXN      8,287,500        10/23/08              59,998
      USD        198,771        MXN      2,200,000        10/23/08              (1,779)
      USD         60,377        NZD         80,000        10/23/08               7,003
      NZD        200,000        USD        136,487        10/23/08              (3,051)
      PLN      4,634,200        USD      2,207,646        10/23/08            (286,418)
      USD        931,025        PLN      1,118,000        10/23/08              52,953
      USD      2,535,417        PLN      5,710,000        10/23/08             168,188
      PLN      1,823,400        USD        813,118        10/23/08             (57,180)
      PLN      4,836,900        USD      2,102,985        10/23/08             (97,722)
      USD      1,216,937        SEK      7,313,000        10/23/08             159,950
      SGD      8,240,000        USD      6,140,776        10/23/08            (401,059)
      USD      5,377,142        SGD      7,250,000        10/23/08             327,027
      USD      2,851,754        TRY      3,573,000        10/23/08              58,532
      USD        795,279        TRY      1,000,000        10/23/08              13,520
      USD        376,874        TRY        470,000        10/23/08               9,448
      USD        772,785        TRY        970,000        10/23/08              14,479
      TRY        420,000        USD        337,892        10/23/08              (9,554)
      TRY        420,000        USD        338,164        10/23/08              (9,826)

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

      -------------------------------------------------------------------------
                                                                   Unrealized
      Currency                 Currency           Settlement      Appreciation
      Purchased                  Sold                Date        (Depreciation)
      -------------------------------------------------------------------------
      TRY        500,000       USD    402,525      10/23/08         $  (11,646)
      TRY      1,800,000       USD  1,449,626      10/23/08            (42,461)
      USD        728,658       ZAR  5,718,000      10/23/08             42,151
      USD        513,347       ZAR  4,000,000      10/23/08             33,104
      ZAR      4,300,000       USD    560,429      10/23/08            (44,168)
      ZAR      2,739,000       USD    362,267      10/23/08            (33,421)
      ZAR      2,679,000       USD    351,738      10/23/08            (30,096)
      USD        889,968       ARS  2,750,000      10/30/08             26,952
      KRW  1,075,000,000       USD  1,055,215      10/30/08           (160,463)
      KRW  1,766,000,000       USD  1,741,617      10/30/08           (271,727)
      USD      3,127,804       GBP  1,570,000      10/31/08            293,714
      GBP      1,055,229       USD    545,000      10/31/08            (83,917)
      GBP      2,410,000       USD  4,496,096      10/31/08           (200,938)
      GBP        360,000       USD    672,477      10/31/08            (30,877)
      USD      5,635,625       GBP  3,175,000      10/31/08            (22,933)
      BRL      1,485,000       USD    766,570      11/04/08              7,993
      CNY      9,760,000       USD  1,432,135      11/10/08            (17,061)
      USD        449,488       CNY  3,070,000      11/10/08              4,377
      USD        292,398       CNY  2,000,000      11/10/08              2,424
      USD        330,361       CNY  2,260,000      11/10/08              2,690
      USD        330,313       CNY  2,260,000      11/10/08              2,642
      AED      3,200,000       USD    888,765      5/19/09             (16,767)
      USD        871,745       AED  3,200,000      5/19/09                (253)
      AED      3,200,000       USD    882,393      7/06/09             (10,037)
      USD        871,935       AED  3,200,000      7/06/09                (422)
      -------------------------------------------------------------------------
      Total                                                         $  448,786
                                                                    ===========
o     Swaps outstanding as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                                      Notional      Unrealized
                                                                                       Amount      Appreciation
                                                                                       (000)      (Depreciation)
      ----------------------------------------------------------------------------------------------------------
      Sold credit default protection on Indonesia Government
      International Bond and receive 1.63%
      Broker, Citibank NA
      Expires March 2011                                                           USD   1,500      $  (42,126)

      Sold credit default protection on Citibank and receive 0.75%
      Broker, Citibank NA
      Expires September 2012                                                       EUR   1,095         (43,933)

      Bought credit default protection on Citibank and receive 0.48%
      Broker, Citibank NA
      Expires September 2012                                                       EUR   1,095          12,396

      Bought credit default protection on Stmicroelectronics NV and pay 0.255%
      Broker, Citibank NA                                                          EUR   1,105          19,247
      Expires September 2012

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

      -----------------------------------------------------------------------------------------------------------
                                                                                       Notional      Unrealized
                                                                                        Amount      Appreciation
                                                                                        (000)      (Depreciation)
      -----------------------------------------------------------------------------------------------------------
      Bought credit default protection on Koninklijke Philips
      Electronics NV and pay 0.34%
      Broker, Citibank NA
      Expires September 2012                                                        EUR   1,101         $  4,909

      Receive a fixed rate of 7.1192% and pay a floating rate based on 6-month AUD Bank Bill Rate
      Broker, Deutsche Bank AG London
      Expires October 2012                                                          AUD   4,665          119,490

      Sold credit default protection on Danone Finance and receive 0.50%
      Broker, Citibank NA
      Expires December 2012                                                         EUR   1,033           (3,181)

      Bought credit default protection on Cadbury Schweppes Plc and pay 0.55%
      Broker, Citibank NA
      Expires December 2012                                                         EUR   1,476             (804)

      Bought credit default protection on STMicroelectronics NV and pay 0.42%
      Broker, Deutsche Bank AG London
      Expires December 2012                                                         EUR   1,097           13,246

      Bought credit default protection on Koninklijke Philips
      Electronics NV and pay 0.44%
      Broker, Deutsche Bank AG London
      Expires December 2012                                                         EUR   1,610            2,253

      Sold credit default protection on ITRAXX FINSR Series 8
      Volume 1 Index and receive 0.45%
      Broker, Citibank NA
      Expires December 2012                                                         EUR     880          (15,492)

      Sold credit default protection on France Telecom and receive 1.03%
      Broker, Deutsche Bank AG London
      Expires March 2013                                                            EUR     942            2,911

      Bought credit default protection on British
      Telecommunications Plc and pay 1.14%
      Broker, UBS Warburg
      Expires March 2013                                                            EUR     588           (1,840)

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

      ------------------------------------------------------------------------------------------------------------
                                                                                     Notional         Unrealized
                                                                                      Amount         Appreciation
                                                                                      (000)         (Depreciation)
      ------------------------------------------------------------------------------------------------------------
      Bought credit default protection on Hanover
      Rueckversicherungs AG and pay 0.43%
      Broker, Citibank NA
      Expires March 2013                                                          EUR     883           $ 29,262

      Bought credit default protection on Assicurizanioni
      Generali SPA and pay 0.90%
      Broker, Deutsche Bank AG London
      Expires March 2013                                                          EUR     942             (4,009)

      Sold credit default protection on Alvin Ailey Dance
      Foundation and receive 1.30%
      Broker, UBS Warburg
      Expires March 2013                                                          EUR     588              3,461

      Sold credit default protection on ITRAXX XO.9.V1 and receive 6.50%
      Broker, Morgan Stanley Capital Services Inc.
      Expires June 2013                                                           EUR     465             (5,921)

      Bought credit default protection on iTraxx Europe Sub
      Financials Index and pay 2.90%
      Broker, Deutsche Bank AG London
      Expires June 2013                                                           EUR     462             25,736

      Bought credit default protection on Cadbury Schweppes
      Americas Beverages and pay 0.485%
      Broker, Deutsche Bank AG London
      Expires June 2013                                                           EUR     193                841

      Pay a fixed rate of 2.9725% and receive a floating rate
      based on 6-month Swiss Franc LIBOR
      Broker, Deutsche Bank AG London
      Expires August 2013                                                         CHF   4,737             15,737

      Bought credit default protection on JTI UK Finance Plc and pay 0.41%
      Broker, UBS Warburg
      Expires September 2013                                                      EUR     873             (5,976)

      Bought credit default protection on DSG International Plc and pay 4.20%
      Broker, Morgan Stanley Capital Services Finance
      Expires September 2013                                                      EUR     450                437

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

      ------------------------------------------------------------------------------------------------------------
                                                                                   Notional           Unrealized
                                                                                    Amount           Appreciation
                                                                                    (000)           (Depreciation)
      ------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 4.14% and receive a floating rate based on the 6-month CZECH Interbank rate (PRIBOR)
      Broker, Citibank NA
      Expires April 2017                                                        CZK     590            $  (21,106)

      Pay a fixed rate of 4.16% and receive a floating rate based on the 6-month CZECH Interbank rate (PRIBOR)
      Broker, Citibank NA
      Expires May 2017                                                          CZK   1,018               (38,915)

      Pay a fixed rate of 8.15% and receive a floating rate based on
      3-month Johannesburg Inter-Bank Agreed Rate (JIBAR)
      Broker, JPMorgan Chase
      Expires July 2017                                                         ZAR   1,945               172,558

      Receive a fixed rate of 1.6675% and pay a floating rate based on
      6-month LIBOR
      Broker, Citibank NA
      Expires December 2017                                                     JPY   2,354                 3,070

      Receive a fixed rate of 1.67125% and pay a floating rate based on
      6-month LIBOR
      Broker, Deutsche Bank AG London
      Expires December 2017                                                     JPY     992                 1,525

      Receive a fixed rate of 5.27% and pay a floating rate based on
      6-month GBP LIBOR
      Broker, Deutsche Bank AG London
      Expires May 2018                                                          GBP   2,686                44,884

      Receive a fixed rate of 3.98% and pay a floating rate based on
      6-month CZK PRIBOR
      Broker, Deutsche Bank AG London
      Expires September 2018                                                    CZK     843                 8,108

      Pay a fixed rate of 4.725% and receive a floating rate based on
      6-month GBP LIBOR
      Broker, Deutsche Bank AG London
      Expires May 2038                                                          GBP   1,236               (49,471)
      -----------------------------------------------------------------------------------------------------------
      Total                                                                                            $  247,297
                                                                                                       ==========

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

o Financial futures contracts purchased as of September 30, 2008 were as follows:

      ---------------------------------------------------------------------------------------------------------------
                                                                                                         Unrealized
                                                                   Expiration             Face          Appreciation
      Contracts              Issue                 Exchange           Date               Value         (Depreciation)
      ---------------------------------------------------------------------------------------------------------------
        19         5-Year U.S. Treasury Bond       Chicago          December
                                                                      2008            $  2,127,833          $   4,620
        33          10-Year Australian Bond        Sydney           December
                            Future                                    2008            $  2,680,566             49,004
        15           10-Year Canadian Bond         Montreal         December
                            Future                                    2008            $  1,673,174            (21,729
        33             Euro-BOBL Future            Eurex            December
                                                                      2008            $  5,050,886             46,174
        52             Euro-Bund Future            Eurex            December
                                                                      2008            $  8,328,445             95,302
        90            Euro-SCHARTZ Future          Eurex            December
                                                                      2008            $ 13,113,814            111,307
        9                    GILT                  Eurex            December
                                                                      2008            $  1,788,627              5,837
      ---------------------------------------------------------------------------------------------------------------
      Total                                                                                                 $ 290,515
                                                                                                            =========

o     Financial futures contracts sold as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
                                                                       Expiration          Face          Appreciation
      Contracts                  Issue                  Exchange          Date            Value         (Depreciation)
      ----------------------------------------------------------------------------------------------------------------
       102             2-Year U.S. Treasury Bond        Chicago         December       $ 21,665,254        $  (105,371)
                                                                          2008
       115            10-Year U.S. Treasury Bond        Chicago         December       $ 13,375,184            193,309
                                                                          2008
        4              10-Year Japan Bond Future        Tokyo           December       $  5,173,056                192
                                                                          2008
        2             30-Year U.S. Treasury Bond        Chicago         December       $    238,458              4,114
                                                                          2008
      ----------------------------------------------------------------------------------------------------------------
      Total                                                                                                   $ 92,244
                                                                                                           ===========

o     Currency Abbreviations:
      AED   United Arab Emirates Dirhams
      ARS   Argentine Peso
      AUD   Australian Dollar
      BRL   Brazilian Real
      CAD   Canadian Dollar
      CHF   Swiss Franc
      CNY   China Renminibi
      CZK   Czech Republic Koruna
      DKK   Danish Krone
      EUR   Euro
      GBP   British Pound
      HUF   Hungarian Forint
      JPY   Japanese Yen
      KRW   South Korean Won
      MXN   Mexican New Peso
      NZD   New Zealand Dollar
      PLN   Polish Zloty
      SEK   Swedish Krona
      SGD   Singapore Dollar
      TRY   Turkish Lira
      USD   U.S. Dollar
      ZAR   South African Rand

BlackRock World Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:
            --------------------------------------------------------------------
            Valuation                       Investments in       Other Financial
              Inputs                          Securities           Instruments*
            --------------------------------------------------------------------
            Level 1                          $  17,572,136             $ 424,060
            Level 2                            182,476,318               696,083
            Level 3                                  2,943                    --
            --------------------------------------------------------------------
            Total                            $ 200,051,397           $ 1,120,143
                                             ===================================
            * Other financial instruments are foreign currency exchange contracts, swaps, futures and options.

      The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
            --------------------------------------------------------------------
                                                                  Investments in
                                                                    Securities
            --------------------------------------------------------------------
            Balance, as of December 31, 2007                           $   2,943
            Accrued discounts/premiums                                        --
            Realized gain (loss)                                              --
            Change in unrealized appreciation (depreciation)                  --
            Net purchases (sales)                                             --
            Net transfers in/out of Level 3                                   --
            --------------------------------------------------------------------
            Balance, as of September 30, 2008                          $   2,943
                                                                       =========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock World Income Fund, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock World Income Fund, Inc.

Date: November 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock World Income Fund, Inc.

Date: November 24, 2008